Schedule of Equity Issued Capital (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Issued capital [abstract]
Issued capital, shares	210,889,961	210,889,961	180,202,285
Issued capital, value	$ 1,490,346,415	$ 149,346,415	$ 130,246,297
Share issue costs	(6,359,744)	(6,359,744)	(4,533,038)
Issued capital including issue costs, value	$ 142,986,671	$ 142,986,671	$ 125,713,259	$ 114,922,698